ACQUISITION, DISPOSITION AND DECONSOLIDATION (Details Narrative) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended			16 Months Ended	25 Months Ended
	Aug. 30, 2011	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	Dec. 31, 2012	Sep. 30, 2013
ACQUISITION, DISPOSITION AND DECONSOLIDATION
Stock Issued During Period, Shares, Purchase of Assets			10,000,000
Warrants Issued for purchase of assets or interest			500,000
Maximum ownership interest in Continental			50.00%			50.00%
Interest Continental holds in the Company			28.54%			28.54%
Note receivable			$ 2,000,000			$ 2,000,000
Liabilities assumed (including a 12% note payable of $50,000)			(293,659)			(293,659)
Net purchase price			14,857,676
Notes Payable.			82,546			82,546	65,269
Issuance of a note receivable in connection with sale of uranuim assets pursuant to an option agreement		930,000	930,000			930,000	930,000
Cash paid for acquisition	12,000,000				550,000
Senior Secured Convertible Promissory Notes issued for acquisition	8,000,000
Accounts and Other Receivables, Net, Current			77,364	113,241		77,364
Gain from sale of subsidiary		$ 2,500,000	$ 2,500,000			$ 2,500,000	$ 2,500,000